Other assets	12 Months Ended
Dec. 31, 2022
Other assets
Other assets

10Other assets

Other non-current assets

Other non-current assets include the following:

Investments in convertible loans	As of December 31,
in 000€	2022	2021	2020
Convertible loan	3,494	3,560	6,203
Total	3,494	3,560	6,203

The Group granted a convertible loan to Fluidda in January 2019, with a notional amount of K€2,500. The convertible loan is accounted for as a financial asset measured at fair value with changes in fair value through the income statement. The carrying value of the convertible loan amounts to K€3,494 at December 31, 2022. The convertible loan has a duration of 7 years with a 10%annual interest rate which is capitalized. We refer to Note 3 and Note 20.

Investments in non-listed equity instruments	As of December 31,
in 000€	2022	2021	2020
Non-listed equity investments	307	399	3,842
Total	307	399	3,842

At December 31, 2022, the Group remeasured the fair value of its investment in African Drive NV to zero, recognizing a K€92 fair value adjustment in other comprehensive income. We refer to Note 3 and Note 20.

At December 31, 2021, the Group remeasured the fair value of its equity investment in Essentium, Inc. to zero, recognizing a K€3,443 fair value adjustment in other comprehensive income. We refer to Note 3 and Note 20.

In addition, Materialise continues to hold an equity investment in AM Danube BV (holding company for AM Flow Holding BV), which had a fair value of K€307 at December 31, 2022. We also refer to Note 3 and Note 20.

Other non-current assets	As of December 31,
in 000€	2022	2021	2020
Tax credits	4,144	4,044	3,381
Guarantees and deposits	404	447	528
Loan to Link3D incl capitalized interest	—	2,249	—
LT deferred charges	—	741	—
Other	588	38	184
Total	5,136	7,519	4,093

The non-current tax credits mainly relate to Belgian R&D tax credits, recoverable between 2024 and 2028.

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2022	2021	2020
Deferred charges	4,158	2,958	2,841
Tax credits	962	673	1,243
Accrued income	17	384	260
Other tax receivables	1,004	1,459	1,125
Grants	944	1,021	1,181
Other non-trade receivables	1,077	675	1,617
Derivatives	261	1,770	23
Total other current assets	8,424	8,940	8,290

The other tax receivables included Value Added Tax (VAT) receivables and corporate tax receivables. The other non-trade receivables as of December 31, 2022 included a commercial indemnity fee of € 0.5 million.